GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS - Identifiable Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets with definite lives
Gross carrying value	$ 1,711.4		$ 1,711.4		$ 1,737.6	$ 1,616.9
Accumulated amortization	(391.8)		(391.8)		(326.6)	(200.6)
Net book value	1,319.6		1,319.6		1,411.0	1,416.3
Intangible assets with indefinite lives
Gross carrying value/net book value					900.4	846.6
Total identifiable intangible assets, gross carrying value	2,585.6		2,585.6		2,638.0
Amortization of intangible assets	24.2	$ 24.8	72.6	$ 74.0	98.2	93.7	$ 91.2
Total identifiable intangible assets, net book value	2,193.8		2,193.8		2,311.4	2,262.9
Trademarks and trade names
Intangible assets with definite lives
Gross carrying value						846.6
Accumulated amortization						(200.6)
Net book value						846.6
Intangible assets with indefinite lives
Gross carrying value/net book value	874.2		874.2		900.4	2,463.5
Total identifiable intangible assets, gross carrying value					2,638.0
Total identifiable intangible assets, net book value					2,311.4	2,262.9
Customer relationships
Intangible assets with definite lives
Gross carrying value	924.4		924.4		939.2	885.5
Accumulated amortization	(173.6)		(173.6)		(142.4)	(90.4)
Net book value	750.8		750.8		$ 796.8	$ 795.1
Weighted Average Amortization Periods					26 years 3 months 18 days	27 years 2 months 12 days
Trademarks
Intangible assets with definite lives
Gross carrying value	28.5		28.5		$ 28.8	$ 26.9
Accumulated amortization	(7.1)		(7.1)		(5.3)	(3.0)
Net book value	21.4		21.4		$ 23.5	$ 23.9
Weighted Average Amortization Periods					13 years 6 months	14 years 4 months 24 days
Capitalized software
Intangible assets with definite lives
Gross carrying value	81.8		81.8		$ 76.7	$ 53.5
Accumulated amortization	(67.6)		(67.6)		(58.5)	(31.5)
Net book value	14.2		14.2		$ 18.2	$ 22.0
Weighted Average Amortization Periods					1 year 7 months 6 days	1 year 8 months 12 days
Brand name
Intangible assets with definite lives
Gross carrying value	620.5		620.5		$ 642.7	$ 603.3
Accumulated amortization	(126.7)		(126.7)		(106.5)	(69.8)
Net book value	493.8		493.8		$ 536.2	$ 533.5
Weighted Average Amortization Periods					16 years 8 months 12 days	17 years 8 months 12 days
Non-compete agreements
Intangible assets with definite lives
Gross carrying value	8.5		8.5		$ 8.5	$ 6.2
Accumulated amortization	(8.4)		(8.4)		(8.4)	(4.4)
Net book value	0.1		0.1		$ 0.1	$ 1.8
Weighted Average Amortization Periods					9 months 18 days	9 months 18 days
Favorable leases
Intangible assets with definite lives
Gross carrying value	4.3		4.3		$ 4.3	$ 4.1
Accumulated amortization	(2.9)		(2.9)		(2.3)	(1.5)
Net book value	1.4		1.4		$ 2.0	$ 2.6
Weighted Average Amortization Periods					1 year 8 months 12 days	2 years 8 months 12 days
Intellectual property
Intangible assets with definite lives
Gross carrying value	43.4		43.4		$ 37.4	$ 37.4
Accumulated amortization	(5.5)		(5.5)		(3.2)
Net book value	$ 37.9		$ 37.9		$ 34.2	$ 37.4
Weighted Average Amortization Periods					11 years	12 years